CONCENTRATION OF RISKS (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplier Concentration Risk | Costs | Supplier A
Concentration Risk [Line Items]
Concentration risk (as a percent)	17.60%	17.50%
Customer Concentration Risk | Product A | Revenue
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.00%